The Security Benefit
Group of Companies
One Security Benefit Place
Topeka, KS 66636

May 3, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: SBL Fund (File Nos. 2-59353 and 811-02753)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned, on behalf of SBL Fund (the "Fund"), hereby submits this filing in lieu of a filing under Rule 497(c) under the 1933 Act and certifies that:

1.

the forms of Prospectus and Statement of Additional Information dated May 1, 2004 describing the shares of the SBL Fund that would have been filed under Rule 497(c) under the 1933 Act do not differ from the forms contained in the Fund's most recent amendment to its registration statement, Post-Effective Amendment No. 48 which was filed electronically on April 28, 2004; and

2.	the text of Post-Effective Amendment No. 48 was filed electronically.

No fees are required in connection with this filing. Please call the undersigned at 785.438.3226 if you have any questions concerning this matter.

Sincerely,

AMY J. LEE

Amy J. Lee
Secretary
Security Income Fund